S000015514 [Member] Expense Example, No Redemption - Nuveen Preferred Securities and Income Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 572
Expense Example, No Redemption, 3 Years	778
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	1,641
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	2,062
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	$ 846